RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 5,868,725	$ 5,679,977	$ 2,408,448
Other general and administrative expenses	316,989	628,608	667,267
Total Operating Expenses	5,627,867	5,321,417	2,972,827
Income (loss) from Operations	240,858	358,560	(564,379)
Interest income	68,701	30,662	26,565
Net income (loss)	253,893	299,364	(537,814)
Other comprehensive income (loss):
Foreign currency translation adjustments	251,919	(53,156)	(170,344)
Comprehensive income (loss) attributable to MDJM Ltd shareholders	496,680	248,606	(707,335)
MDJM
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	0	0	0
Share of profit (loss) in subsidiaries	258,039	453,106	(515,971)
Start-up fees			42,574
Other general and administrative expenses	73,421	101,948	0
Total Operating Expenses	73,421	101,948	42,574
Income (loss) from Operations	184,618	351,158	(558,545)
Gain on foreign currency exchange	0	0	0
Interest income	55,125	26,719	0
Net income (loss)	239,743	377,877	(558,545)
Other comprehensive income (loss):
Foreign currency translation adjustments	242,787	(50,758)	(169,521)
Comprehensive income (loss) attributable to MDJM Ltd shareholders	$ 482,530	$ 327,119	$ (728,066)